Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Investments Accounted for Using the Equity Method
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Investments in associates	$11,805,505	$12,335,239	$439,289
Investments in joint ventures	279,702	471,434	16,789

	$12,085,207	$12,806,673	$456,078

Summary of Investments in Associates Accounted for using the Equity Method
a.	Investments in associates

1)	Investments in associates accounted for using the equity method that was not individually material consisted of the following:

			Carrying Amount as of December 31
		Operating	2019	2020
Name of Associate	Main Business	Location	NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$3,934,190	$6,670,035	$237,537
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	4,370,075	2,406,843	85,714
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	1,814,699	1,848,588	65,833
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,380,162	1,352,760	48,175
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	283,105	270,087	9,618
Deca Technologies Inc. (”DECA” ）	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology	British Cayman Islands	323,423	87,075	3,101
			12,105,654	12,635,388	449,978
	Less: Deferred gain on transfer of land		300,149	300,149	10,689

			$11,805,505	$12,335,239	$439,289

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2019	2020

Yann Yuan	32.21%	32.21%
ChipMOS	20.48%	10.85%
MU	42.23%	42.23%
HC	26.22%	26.22%
HCK	27.31%	27.31%
DECA	22.02%	17.85%

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
5)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

ChipMOS	$5,100,181	$2,710,572	$96,530
HC	$1,551,033	$1,317,692	$46,926

Summary of Aggregate Information of Associates that are Not Individually Material
6)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net profit	$147,535	$321,413	$545,833	$19,438
Other comprehensive income (loss)	(613,471)	1,401,453	2,784,094	99,149

Total comprehensive income (loss)	$(465,936)	$1,722,866	$3,329,927	$118,587

Summary of Aggregate Information of the Joint Venture that is Not Individually Material
1)	Investments in joint ventures that were not individually material and accounted for using the equity method consisted of the following:

			Carrying Amount as of December 31
			2019	2020
		Operating	NT$	NT$	US$ (Note 4)
Name of Joint Venture	Main Business	Location

SUMA-USI Electronics Co., Ltd. (“SUMA-USI”)	Engaged in the design and production of electronic products	China	$279,702	$471,434	$16,789

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2019	2020

SUMA-USI	49.00%	49.00%

3)
In March 2019, UGKS entered into a joint venture agreement with Cancon Information Industry Co., Ltd. to establish SUMA-USI and obtained 49.00% ownership of SUMA-USI. As of December 31, 2020, the Group has invested RMB107,800 thousand (equivalent to NT$469,307 thousand (US$16,713 thousand)) in SUMA-USI. Based on the joint venture agreement, both investors jointly lead the relevant operation activities of SUMA-USI, which resulted the Group’s investment in SUMA-USI was accounted for using the equity method.

4)	As disclosed in Note 29, the Group obtained control over ASEEE in April 2019.

5)	Aggregate information of joint ventures that were not individually material

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net profit (loss)	$(306,156)	$(139,137)	$1,780	$63
Other comprehensive income (loss)	-	(3,169)	3,881	138

Total comprehensive income (loss)	$(306,156)	$(142,306)	$5,661	$201